IR PASS-THROUGH CORP.
c/o Winthrop Management LLC
7 Bulfinch Place
P.O. Box 9507
Boston, MA 02114-9507
(617) 570-4600






Integrated ARROs Fund II (the "Fund")

October, 2001

Dear Unitholder:

Enclosed for your review are the Fund's unaudited financial statements as of June 30, 2001. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,


Integrated ARROs Fund II
By: IR Pass-through Corp., Sponsor

                        Integrated ARROs Fund II
                  Statement of Assets and Liabilities
                             June 30, 2001
                              (unaudited)




Assets

Cash                                                    $   216,983

Investment in payment obligations, at
   minimum termination value (cost $4,349,927)           12,174,886
                                                        -----------


Total Assets                                             12,391,869
                                                        ===========


Liabilities

Distributions payable                                       216,983
                                                        -----------


Net Assets                                              $12,174,886
                                                        ===========


Net Asset Value per unit (7,446 units outstanding)      $  1,635.09
                                                        ===========


                       See notes to financial statements

                        Integrated ARROs Fund II
                        Statement of Operations
                     Six Months Ended June 30, 2001
                              (unaudited)




Investment income:


Interest and discount earned, net of fund expenses      $ 732,743
                                                        =========



                        See notes to financial statements

                       Integrated ARROs Fund II
                   Statement of Changes in Net Assets
                             June 30, 2001
                              (unaudited)




Decrease in net assets from operations:

Net investment income                                     $    732,743
                                                          ------------

Net increase in net assets resulting from operations           732,743

Total declared as distributions to Unitholders                (869,799)
                                                          ------------

Net decrease in net assets                                    (137,056)


Net Assets:

Beginning of period                                         12,311,942
                                                          ------------

End of period                                             $ 12,174,886
                                                          ============


                        See notes to financial statements

                            Integrated ARROs Fund II
                          Notes to Financial Statements

1.             GENERAL

        The accompanying unaudited financial statements, notes and discussions should be read in conjunction with the audited financial statements, related notes and discussions contained in the Form N-SAR Semi-Annual Report for the year ended December 31, 2000, which is herein incorporated by reference.

        The financial information contained herein is unaudited; however, in the opinion of management, all adjustments necessary for a fair presentation of such financial information have been included. All of the aforementioned adjustments are of a normal recurring nature and there have not been any non-recurring adjustments included in the results reported for the current period.

        Integrated ARROs Fund II (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

2.   SIGNIFICANT ACCOUNTING POLICIES

      Security Valuation

      The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

      Federal Income Taxes

        The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

      Cash and Cash Equivalents

        Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

      Use of Estimates

      The preparation of the financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts for Investments in payment obligations and the reported amounts for Net investment income. Actual results could differ from these estimates.

3.  THE SPONSOR

        IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is an indirect but wholly owned subsidiary of NorthStar Capital Investment Corp., the majority shareholder of Presidio.

        Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party, provides administrative services to Presidio, who in turn provides services to the Fund.

4.  COMMITMENTS AND CONTINGENCIES

        The original prospectus of the Fund contemplated the Sponsor bearing all costs of administering the Fund only through the period in which the Fund will be receiving primary term payments. However, upon the period when the Fund will be receiving renewal term payments, the Fund was to bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

        Based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, the Sponsor filed a claim in Integrated's bankruptcy in 1994 and received $450,000 (the "Settlement Fund") in settlement of such claim. It was projected at the time of the settlement that such amount would be sufficient to enable the Sponsor to meet its obligations to the Fund, and its similar obligations to ARROs Fund I, through approximately the year 2000. However, there was no assurance given at the time of the settlement that the Settlement Fund, together with interest earned, would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of June 30, 1998, the Settlement Fund had been fully depleted. As a result of the full depletion of the Settlement Fund during the first six months of 1998, the Fund has had to pay administrative expenses from current payment obligations received. Consequently, the Fund paid $34,539 in expenses from the proceeds of the January 2001 through June 2001 payment obligations received.

5.  DISTRIBUTION PAYABLE

      The Trustee declared a $216,983 ($29.14 per unit) distribution payable to unitholders of record as of June 30, 2001. Such distribution was paid on July 16, 2001.

                            Integrated ARROs Fund II
         Schedule of Selected Per Unit Operating Performance, Ratios and
                               Supplemental Data



                                           Six Months Ended      Year Ended
                                            June 30, 2001     December 31, 2000
Per Unit Operating Performance               (unaudited)          (audited)
------------------------------                ---------           ---------

Net asset value, beginning of period        $  1,653.50          $ 1,689.69

Net investment income                             98.41              195.31

Distributions from net investment
        income and partial prepayments          (116.81)            (231.50)
                                              ---------           ---------

Net asset value, end of period              $  1,635.09          $ 1,653.50
                                             ==========           =========

Total investment return                     $     98.41          $   195.31
                                             ==========           =========



Ratios/Supplemental Data

Net assets, end of period                   $12,174,886         $12,311,942

Ratio of expenses to average net assets            0.28%               0.27%

Ratio of net investment income to
   average net assets                              5.98% (1)          11.68%

Portfolio turnover rate                             N/A                 N/A


(1) Not annualized.

                            Integrated ARROs Fund II
                        Schedule of Portfolio Investments
                                December 31, 2000

Partnership /                                                                                                Discount To
Date Payment                                                      Original    Simple                      Arrive at Minimum
 Obligation                    Property             Type of       Principal  Interest       Accrued          Termination
  Incurred       Lessee        Location             Property       Amount      Rate         Interest            Amount
-----------------------------------------------------------------------------------------------------------------------------
Bradall        Albertson's   Boise, ID            Department     $1,940,000    16.500%     $3,609,971          $1,485,798
12/16/82       Inc.          Snohomish, WA        Stores
                             Las Cruces, NM
                             Sioux Falls, SD
                             Bradenton, FL


Dalhill        The Kroger    Houston, TX          Supermarkets    1,485,000    19.625%      2,639,103             670,540
01/15/82       Company       Dallas, TX
                             Columbus, OH
                             Cincinnati, OH
                             Louisville, KY (2)



Walmad         Walgreen      Windsor, WI          Warehouse/      1,500,000    18.500%      4,191,200           1,034,050
02/25/82       Company                            Distribution
                                                  Facility

                                                                 ----------               -----------          ----------
                                                                 $4,925,000               $10,440,274          $3,190,388
                                                                 ==========               ===========          ==========






    Periodic              Minimum
 Payment During         Termination
 Primary Term (1)         Amount
------------------------------------
 7/1/98-1/1/08          $4,064,173
 $387,871/semi.





 1/31/97-12/31/06        3,453,563
    $57,242/mo.






 4/1/97-3/1/02           4,657,150
  $23,125/mo.;
 4/1/02-3/1/07
   $92,551/mo.
                       -----------
                       $12,174,886
                       ===========




(1) Primary Term of the applicable net lease.
(2) Two properties.

                            INTEGRATED ARROS FUND II
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                    JANUARY 1, 2000 THROUGH DECEMBER 31, 2000

              ACCRUED                    ACCRUED                    ACCRUED                    ACCRUED                    ACCRUED
   DATE       INTEREST        DATE       INTEREST       DATE        INTEREST        DATE       INTEREST       DATE        INTEREST

01-Jan-00    11,254,791    23-Feb-00    11,303,164    16-Apr-00    11,271,169    08-Jun-00    11,239,175    31-Jul-00    10,899,676
02-Jan-00    11,257,220    24-Feb-00    11,305,593    17-Apr-00    11,273,598    09-Jun-00    11,241,604    01-Aug-00    10,821,738
03-Jan-00    11,259,649    25-Feb-00    11,308,022    18-Apr-00    11,276,027    10-Jun-00    11,244,033    02-Aug-00    10,824,167
04-Jan-00    11,262,078    26-Feb-00    11,310,451    19-Apr-00    11,278,456    11-Jun-00    11,246,462    03-Aug-00    10,826,596
05-Jan-00    11,264,507    27-Feb-00    11,312,880    20-Apr-00    11,280,885    12-Jun-00    11,248,891    04-Aug-00    10,829,025
06-Jan-00    11,266,936    28-Feb-00    11,315,309    21-Apr-00    11,283,314    13-Jun-00    11,251,320    05-Aug-00    10,831,454
07-Jan-00    11,269,365    29-Feb-00    11,237,371    22-Apr-00    11,285,743    14-Jun-00    11,253,749    06-Aug-00    10,833,883
08-Jan-00    11,271,795    01-Mar-00    11,239,800    23-Apr-00    11,288,173    15-Jun-00    11,256,178    07-Aug-00    10,836,313
09-Jan-00    11,274,224    02-Mar-00    11,242,229    24-Apr-00    11,290,602    16-Jun-00    11,258,607    08-Aug-00    10,838,742
10-Jan-00    11,276,653    03-Mar-00    11,244,658    25-Apr-00    11,293,031    17-Jun-00    11,261,036    09-Aug-00    10,841,171
11-Jan-00    11,279,082    04-Mar-00    11,247,087    26-Apr-00    11,295,460    18-Jun-00    11,263,465    10-Aug-00    10,843,600
12-Jan-00    11,281,511    05-Mar-00    11,249,516    27-Apr-00    11,297,889    19-Jun-00    11,265,894    11-Aug-00    10,846,029
13-Jan-00    11,283,940    06-Mar-00    11,251,945    28-Apr-00    11,300,318    20-Jun-00    11,268,323    12-Aug-00    10,848,458
14-Jan-00    11,286,369    07-Mar-00    11,254,374    29-Apr-00    11,302,747    21-Jun-00    11,270,752    13-Aug-00    10,850,887
15-Jan-00    11,288,798    08-Mar-00    11,256,803    30-Apr-00    11,224,809    22-Jun-00    11,273,181    14-Aug-00    10,853,316
16-Jan-00    11,291,227    09-Mar-00    11,259,232    01-May-00    11,227,238    23-Jun-00    11,275,610    15-Aug-00    10,855,745
17-Jan-00    11,293,656    10-Mar-00    11,261,661    02-May-00    11,229,667    24-Jun-00    11,278,039    16-Aug-00    10,858,174
18-Jan-00    11,296,085    11-Mar-00    11,264,090    03-May-00    11,232,096    25-Jun-00    11,280,468    17-Aug-00    10,860,603
19-Jan-00    11,298,514    12-Mar-00    11,266,520    04-May-00    11,234,525    26-Jun-00    11,282,898    18-Aug-00    10,863,032
20-Jan-00    11,300,943    13-Mar-00    11,268,949    05-May-00    11,236,954    27-Jun-00    11,285,327    19-Aug-00    10,865,461
21-Jan-00    11,303,372    14-Mar-00    11,271,378    06-May-00    11,239,383    28-Jun-00    11,287,756    20-Aug-00    10,867,890
22-Jan-00    11,305,801    15-Mar-00    11,273,807    07-May-00    11,241,812    29-Jun-00    11,290,185    21-Aug-00    10,870,319
23-Jan-00    11,308,230    16-Mar-00    11,276,236    08-May-00    11,244,241    30-Jun-00    11,292,614    22-Aug-00    10,872,748
24-Jan-00    11,310,659    17-Mar-00    11,278,665    09-May-00    11,246,670    01-Jul-00    10,826,805    23-Aug-00    10,875,177
25-Jan-00    11,313,088    18-Mar-00    11,281,094    10-May-00    11,249,099    02-Jul-00    10,829,234    24-Aug-00    10,877,606
26-Jan-00    11,315,517    19-Mar-00    11,283,523    11-May-00    11,251,528    03-Jul-00    10,831,663    25-Aug-00    10,880,035
27-Jan-00    11,317,946    20-Mar-00    11,285,952    12-May-00    11,253,957    04-Jul-00    10,834,092    26-Aug-00    10,882,464
28-Jan-00    11,320,375    21-Mar-00    11,288,381    13-May-00    11,256,386    05-Jul-00    10,836,521    27-Aug-00    10,884,893
29-Jan-00    11,322,805    22-Mar-00    11,290,810    14-May-00    11,258,815    06-Jul-00    10,838,950    28-Aug-00    10,887,322
30-Jan-00    11,325,234    23-Mar-00    11,293,239    15-May-00    11,261,245    07-Jul-00    10,841,379    29-Aug-00    10,889,752
31-Jan-00    11,327,663    24-Mar-00    11,295,668    16-May-00    11,263,674    08-Jul-00    10,843,808    30-Aug-00    10,892,181
01-Feb-00    11,249,725    25-Mar-00    11,298,097    17-May-00    11,266,103    09-Jul-00    10,846,237    31-Aug-00    10,894,610
02-Feb-00    11,252,154    26-Mar-00    11,300,526    18-May-00    11,268,532    10-Jul-00    10,848,666    01-Sep-00    10,816,672
03-Feb-00    11,254,583    27-Mar-00    11,302,955    19-May-00    11,270,961    11-Jul-00    10,851,095    02-Sep-00    10,819,101
04-Feb-00    11,257,012    28-Mar-00    11,305,384    20-May-00    11,273,390    12-Jul-00    10,853,524    03-Sep-00    10,821,530
05-Feb-00    11,259,441    29-Mar-00    11,307,813    21-May-00    11,275,819    13-Jul-00    10,855,953    04-Sep-00    10,823,959
06-Feb-00    11,261,870    30-Mar-00    11,310,242    22-May-00    11,278,248    14-Jul-00    10,858,382    05-Sep-00    10,826,388
07-Feb-00    11,264,299    31-Mar-00    11,232,304    23-May-00    11,280,677    15-Jul-00    10,860,811    06-Sep-00    10,828,817
08-Feb-00    11,266,728    01-Apr-00    11,234,733    24-May-00    11,283,106    16-Jul-00    10,863,240    07-Sep-00    10,831,246
09-Feb-00    11,269,157    02-Apr-00    11,237,163    25-May-00    11,285,535    17-Jul-00    10,865,670    08-Sep-00    10,833,675
10-Feb-00    11,271,586    03-Apr-00    11,239,592    26-May-00    11,287,964    18-Jul-00    10,868,099    09-Sep-00    10,836,104
11-Feb-00    11,274,015    04-Apr-00    11,242,021    27-May-00    11,290,393    19-Jul-00    10,870,528    10-Sep-00    10,838,533
12-Feb-00    11,276,444    05-Apr-00    11,244,450    28-May-00    11,292,822    20-Jul-00    10,872,957    11-Sep-00    10,840,962
13-Feb-00    11,278,873    06-Apr-00    11,246,879    29-May-00    11,295,251    21-Jul-00    10,875,386    12-Sep-00    10,843,391
14-Feb-00    11,281,302    07-Apr-00    11,249,308    30-May-00    11,297,680    22-Jul-00    10,877,815    13-Sep-00    10,845,820
15-Feb-00    11,283,731    08-Apr-00    11,251,737    31-May-00    11,219,742    23-Jul-00    10,880,244    14-Sep-00    10,848,249
16-Feb-00    11,286,160    09-Apr-00    11,254,166    01-Jun-00    11,222,171    24-Jul-00    10,882,673    15-Sep-00    10,850,678
17-Feb-00    11,288,589    10-Apr-00    11,256,595    02-Jun-00    11,224,600    25-Jul-00    10,885,102    16-Sep-00    10,853,107
18-Feb-00    11,291,018    11-Apr-00    11,259,024    03-Jun-00    11,227,029    26-Jul-00    10,887,531    17-Sep-00    10,855,536
19-Feb-00    11,293,447    12-Apr-00    11,261,453    04-Jun-00    11,229,458    27-Jul-00    10,889,960    18-Sep-00    10,857,965
20-Feb-00    11,295,877    13-Apr-00    11,263,882    05-Jun-00    11,231,888    28-Jul-00    10,892,389    19-Sep-00    10,860,395
21-Feb-00    11,298,306    14-Apr-00    11,266,311    06-Jun-00    11,234,317    29-Jul-00    10,894,818    20-Sep-00    10,862,824
22-Feb-00    11,300,735    15-Apr-00    11,268,740    07-Jun-00    11,236,746    30-Jul-00    10,897,247    21-Sep-00    10,865,253

              ACCRUED                    ACCRUED
  DATE        INTEREST       DATE        INTEREST

22-Sep-00    10,867,682    14-Nov-00    10,835,687
23-Sep-00    10,870,111    15-Nov-00    10,838,116
24-Sep-00    10,872,540    16-Nov-00    10,840,545
25-Sep-00    10,874,969    17-Nov-00    10,842,974
26-Sep-00    10,877,398    18-Nov-00    10,845,403
27-Sep-00    10,879,827    19-Nov-00    10,847,832
28-Sep-00    10,882,256    20-Nov-00    10,850,261
29-Sep-00    10,884,685    21-Nov-00    10,852,690
30-Sep-00    10,887,114    22-Nov-00    10,855,120
01-Oct-00    10,809,176    23-Nov-00    10,857,549
02-Oct-00    10,811,605    24-Nov-00    10,859,978
03-Oct-00    10,814,034    25-Nov-00    10,862,407
04-Oct-00    10,816,463    26-Nov-00    10,864,836
05-Oct-00    10,818,892    27-Nov-00    10,867,265
06-Oct-00    10,821,321    28-Nov-00    10,869,694
07-Oct-00    10,823,750    29-Nov-00    10,872,123
08-Oct-00    10,826,179    30-Nov-00    10,874,552
09-Oct-00    10,828,608    01-Dec-00    10,796,614
10-Oct-00    10,831,038    02-Dec-00    10,799,043
11-Oct-00    10,833,467    03-Dec-00    10,801,472
12-Oct-00    10,835,896    04-Dec-00    10,803,901
13-Oct-00    10,838,325    05-Dec-00    10,806,330
14-Oct-00    10,840,754    06-Dec-00    10,808,759
15-Oct-00    10,843,183    07-Dec-00    10,811,188
16-Oct-00    10,845,612    08-Dec-00    10,813,617
17-Oct-00    10,848,041    09-Dec-00    10,816,046
18-Oct-00    10,850,470    10-Dec-00    10,818,475
19-Oct-00    10,852,899    11-Dec-00    10,820,904
20-Oct-00    10,855,328    12-Dec-00    10,823,333
21-Oct-00    10,857,757    13-Dec-00    10,825,763
22-Oct-00    10,860,186    14-Dec-00    10,828,192
23-Oct-00    10,862,615    15-Dec-00    10,830,621
24-Oct-00    10,865,044    16-Dec-00    10,833,050
25-Oct-00    10,867,473    17-Dec-00    10,835,479
26-Oct-00    10,869,902    18-Dec-00    10,837,908
27-Oct-00    10,872,331    19-Dec-00    10,840,337
28-Oct-00    10,874,760    20-Dec-00    10,842,766
29-Oct-00    10,877,189    21-Dec-00    10,845,195
30-Oct-00    10,879,618    22-Dec-00    10,847,624
31-Oct-00    10,882,048    23-Dec-00    10,850,053
01-Nov-00    10,804,110    24-Dec-00    10,852,482
02-Nov-00    10,806,539    25-Dec-00    10,854,911
03-Nov-00    10,808,968    26-Dec-00    10,857,340
04-Nov-00    10,811,397    27-Dec-00    10,859,769
05-Nov-00    10,813,826    28-Dec-00    10,862,198
06-Nov-00    10,816,255    29-Dec-00    10,864,627
07-Nov-00    10,818,684    30-Dec-00    10,867,056
08-Nov-00    10,821,113    31-Dec-00    10,869,485
09-Nov-00    10,823,542
10-Nov-00    10,825,971
11-Nov-00    10,828,400
12-Nov-00    10,830,829
13-Nov-00    10,833,258
